Early Delivery Income/(Cost), Net, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	$ (532)	$ 7,050	$ 11,677
Eniadefhi
Contract Termination [Line Items]
Cash Compensation Received On Contract Termination Net			8,644
Accrued Revenue Recorded From Time Charter Contract Termination			169
Gain (Loss) on Contract Termination	0	0	8,475
Marindou
Contract Termination [Line Items]
Cash Compensation Received On Contract Termination Net			3,375
Accrued Revenue Recorded From Time Charter Contract Termination			173
Gain (Loss) on Contract Termination	0	0	3,202
Soffive
Contract Termination [Line Items]
Cash Compensation Received On Contract Termination Net		2,965
Gain (Loss) on Contract Termination	0	2,965	0
Avstes
Contract Termination [Line Items]
Cash Compensation Received On Contract Termination Net		2,607
Accrued Revenue Recorded From Time Charter Contract Termination		303
Gain (Loss) on Contract Termination	0	2,304	0
Kerasies
Contract Termination [Line Items]
Cash Compensation Received On Contract Termination Net		2,087
Accrued Revenue Recorded From Time Charter Contract Termination		306
Gain (Loss) on Contract Termination	$ 0	$ 1,781	$ 0